Convertible Unsecured Notes (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Amortization of debt discount and deferred financing costs		$ (34,000)
Ending Balance	$ 4,519,000
Less: Current Portion	(4,519,000)
Long Term Portion
Notes [Member]
Debt Instrument [Line Items]
Less: Current Portion	(5,000,000)
Long Term Portion
Debt Discount [Member]
Debt Instrument [Line Items]
Less: Current Portion	456,000
Long Term Portion
Offering Costs [Member]
Debt Instrument [Line Items]
Less: Current Portion	25,000
Long Term Portion
Unsecured Debt [Member]
Debt Instrument [Line Items]
Begining Balance	677,000
Amortization of debt discount and deferred financing costs	48,000
Ending Balance	725,000	677,000
Less: Current Portion	(725,000)
Long Term Portion
Unsecured Debt [Member] | Notes [Member]
Debt Instrument [Line Items]
Begining Balance	1,250,000
Amortization of debt discount and deferred financing costs
Ending Balance	1,250,000	1,250,000
Less: Current Portion	(1,250,000)
Long Term Portion
Unsecured Debt [Member] | Debt Discount [Member]
Debt Instrument [Line Items]
Begining Balance	(553,000)
Amortization of debt discount and deferred financing costs	46,000
Ending Balance	(507,000)	(553,000)
Less: Current Portion	507,000
Long Term Portion
Unsecured Debt [Member] | Offering Costs [Member]
Debt Instrument [Line Items]
Begining Balance	(20,000)
Amortization of debt discount and deferred financing costs	2,000
Ending Balance	(18,000)	$ (20,000)
Less: Current Portion	18,000
Long Term Portion